MERRILL LYNCH
READY ASSETS
TRUST





FUND LOGO





Semi-Annual Report

June 30, 1998


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Trust seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Trust is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust
June 30, 1998



DEAR SHAREHOLDER

For the six-month period ended June 30, 1998, Merrill Lynch Ready
Assets Trust paid shareholders a net annualized dividend of 5.16%*. The Trust's 7-day yield as of June 30, 1998 was 5.11%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at June 30, 1998 was 76 days, compared to 69 days at December 31, 1997.

The Environment
Increasing volatility characterized the capital markets during the six-month period ended June 30, 1998. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would impact US exports and the US trade deficit and slow overall US business activity. The deterioration of economic conditions in Japan was of particular concern, and caused a sharp drop in the yen's value relative to the US dollar. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by developments in Asia. To date, there have been some signs that Asia's troubles are influencing US economic activity--such as a surge in the accumulation of inventories--even as domestic demand has remained strong. In Europe, the major event was the greater progress toward achieving European Monetary Union, although there were concerns that interest rates may have to be increased, especially in the United Kingdom, to curtail potential inflationary pressures.

As we move into the second half of 1998, it is likely that investor focus will remain on developments in Asia. The US Federal Reserve Board has kept monetary policy on hold as the Asian financial crisis deepened, which has benefited US bond and stock prices. Anticipating a steady monetary policy, we maintained a constructive approach to the market during the six months ended June 30, 1998. Looking ahead, if there is continued evidence of noninflationary economic growth, it should have a positive influence on US capital markets.


[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



The portfolio's composition at the end of the June period and as of our last report is detailed below:


                                          6/30/98       12/31/97

Bank Notes                                  9.6%           9.4%
Certificates of Deposit                     1.3            0.3
Certificates of Deposit--European           0.8            1.1
Certificates of Deposit--Yankee*           15.5           12.5
Commercial Paper                           40.3           48.0
Corporate Notes                             9.8            9.2
Funding Agreements                          1.1            1.2
Master Notes                                4.2            4.3
Repurchase Agreements                        --            3.6
Time Deposits                               0.4             --
US Government, Agency &
  Instrumentality Obligations--
  Discount                                  3.5            1.7
US Government, Agency &
  Instrumentality Obligations--
  Non-Discount                             14.2            9.0
Liabilities in Excess of Other Assets      (0.7)          (0.3)
                                          ------         ------
Total                                     100.0%         100.0%
                                          ======         ======

[FN]
*US branches of foreign banks.


In Conclusion
We thank you for your support of Merrill Lynch Ready Assets Trust, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager



July 27, 1998



We are pleased to announce that Donaldo S. Benito is responsible for the day-to-day management of Merrill Lynch Ready Assets Trust. He has been Vice President of Merrill Lynch Asset Management, L.P.
since 1986.



Merrill Lynch Ready Assets Trust
June 30, 1998



SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face      Interest    Maturity      Value
Issue                  Amount      Rate*        Date      (Note 1a)

Bank Notes--9.6%

American Express      $ 50,000    5.616++%    12/11/98    $  50,000
Centurion Bank          20,000    5.616++      2/12/99       20,000
                        20,000    5.598++      3/19/99       20,000

Comerica Bank,          40,000    5.566++      2/02/99       39,991
Detroit

FCC National Bank       20,000    5.65         3/03/99       19,973

First National Bank     10,000    5.52         2/16/99        9,978
of Chicago              10,000    5.55++       2/23/99        9,996
                        10,000    5.63         3/16/99        9,985

First Tennessee         20,000    5.575++      2/08/99       19,994
Bank N.A                10,000    5.82         4/30/99       10,000
                        15,000    5.548++      6/09/99       14,991

Huntington               9,000    5.546++      1/20/99        8,998
National Bank           20,000    5.546++      1/22/99       19,994
                        10,000    5.60         1/29/99        9,984

KeyBank N.A.            51,500    5.69++       8/20/98       51,495
                        50,000    5.69++       8/28/98       49,995
                       100,000    5.655++     11/27/98       99,990

LaSalle National        25,000    5.56         2/10/99       24,953
Bank

PNC Bank N.A.          131,900    5.60++      10/01/98      131,877
                        15,000    5.57++       1/29/99       14,994

SouthTrust Bank N.A.    25,000    5.55++       6/01/99       24,984

SunTrust Bank,          20,000    5.80         7/24/98       19,999
Atlanta

Total Bank Notes
(Cost--$682,262)                                            682,171


Certificates of Deposit--1.3%


Chase Manhattan         20,000    5.87         7/21/98       20,000
Bank USA N.A.           20,000    5.70         7/02/99       19,981

National City Bank,     25,000    5.546        2/05/99       24,993
Indiana

NationsBank N.A.        25,000    5.55         2/09/99       24,950

Total Certificates of Deposit
(Cost--$89,973)                                              89,924


Certificates of Deposit--European--0.8%


Lloyds Bank PLC         25,000    5.90         8/18/98       24,999

Westdeutsche            30,000    5.83         8/03/98       29,999
Landesbank
Girozentrale, London

Total Certificates of Deposit--European
(Cost--$55,002)                                              54,998


Certificates of Deposit--Yankee--15.5%


ABN-AMRO Bank,          20,000    5.77         7/28/98       19,998
N.V., NY                25,000    5.71        10/09/98       24,984
                        10,000    5.69         3/05/99        9,988





Merrill Lynch Ready Assets Trust
June 30, 1998



SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)

                        Face      Interest    Maturity      Value
Issue                  Amount      Rate*        Date      (Note 1a)

Certificates of Deposit--Yankee (concluded)

Bank of Montreal,     $ 10,000    5.69  %      6/15/99     $  9,990
Chicago

Bank of Scotland        20,000    5.75         5/07/99       19,987
Treasury Services
PLC, NY

Barclays Bank           40,000    5.86         8/18/98       39,995
PLC, NY                 10,000    5.56         2/25/99        9,980
                        15,000    5.645        3/02/99       14,978
                        25,000    5.53         6/01/99       24,980
                        20,000    5.516        6/04/99       19,985

Bayerische              40,000    5.835        9/29/98       39,988
Hypotheken-und          30,000    5.665        3/29/99       29,961
Wechsel Bank, NY

Bayerische              50,000    5.85         7/10/98       50,000
Landesbank              20,000    5.72         5/06/99       19,982
Girozentrale, NY        35,000    5.553        6/30/99       34,974

Bayerische              50,000    5.89         9/15/98       49,992
Vereinsbank AG, NY      25,000    5.70        10/06/98       24,984

Canadian Imperial       25,000    5.79        10/06/98       24,990
Bank of                 30,000    5.55         2/10/99       29,939
Commerce, NY            15,000    5.71         6/21/99       14,989

Credit Suisse First     35,000    5.705       12/11/98       35,000
Boston, NY              33,000    5.58         5/12/99       33,000

Deutsche Bank           25,000    5.935        9/15/98       24,998
AG, NY                  10,000    5.62         2/26/99        9,984
                        20,000    5.695        3/30/99       19,978
                        15,000    5.72         4/16/99       14,987
                        20,000    5.71         4/23/99       19,982
                        25,000    5.70         6/07/99       24,977

National Westminster    40,000    5.54         7/29/98       39,995
Bank PLC, NY

Norddeutsche            40,000    5.556        2/02/99       39,989
Landesbank
Girozentrale, NY

Rabobank Nederland,     20,000    5.71         5/05/99       19,980
N.V., NY                20,000    5.71         5/21/99       19,982

Royal Bank of Canada,   16,100    5.79         8/20/98       16,096
NY                      25,000    5.80        10/06/98       24,990
                        25,000    5.68         3/29/99       24,970

Svenska                 20,000    5.59         7/01/98       20,000
Handelsbanken, NY

Swiss Bank Corp., NY    20,000    5.95         7/02/98       20,000
                        38,000    5.84         7/17/98       37,999
                        50,000    5.85         7/17/98       50,000
                        26,000    5.85         8/26/98       25,996
                        25,000    5.74         6/09/99       24,987
                        15,000    5.74         6/11/99       14,992

Toronto-Dominion        25,000    5.70         6/15/99       24,978
Bank, NY

Total Certificates of Deposit--Yankee
(Cost--$1,102,850)                                        1,102,524




Merrill Lynch Ready Assets Trust
June 30, 1998



SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)

                        Face      Interest    Maturity      Value
Issue                  Amount      Rate*        Date      (Note 1a)

Commercial Paper--40.3%

Alpine                $ 25,000    5.54  %      7/21/98    $  24,919
Securitization Corp.    10,000    5.53         7/22/98        9,966
                        18,000    5.53         7/23/98       17,936
                        30,000    5.52         8/11/98       29,806
                        20,000    5.52         8/19/98       19,844

American Honda          20,000    5.52         7/30/98       19,907
Finance Corp.           23,735    5.52         8/20/98       23,547
                         6,000    5.52         8/27/98        5,946

Amsterdam Funding       12,083    5.53         7/06/98       12,072
Corp.                    9,513    5.55         7/17/98        9,488
                        10,000    5.55         8/14/98        9,931
                        20,000    5.53         8/17/98       19,851

Apreco Inc.             37,869    5.54         8/12/98       37,618
                        12,131    5.54         8/17/98       12,040
                        25,000    5.55         9/23/98       24,669

Bear Stearns            25,000    5.50         7/08/98       24,969
Companies, Inc.

Block Financial Corp.   15,000    5.52         7/30/98       14,931
CXC Inc.                20,000    5.52         7/09/98       19,972
                        20,000    5.53         7/21/98       19,935

Centric Capital Corp.   13,000    5.55         8/13/98       12,912

Concord Minutemen       25,000    5.56         7/06/98       24,977
Capital Co. LLC

Corporate Asset         40,000    5.52         8/11/98       39,741
Funding Co., Inc.

Countrywide Home        30,000    5.52         8/25/98       29,739
Loans, Inc.             25,000    5.56         8/25/98       24,782
                        10,000    5.55         9/01/98        9,902
                        12,000    5.53         9/08/98       11,869

Credit Suisse First     12,000    5.51         7/23/98       11,957
Boston Inc.              5,000    5.51         8/06/98        4,971
                        10,000    5.52         8/24/98        9,914

Den Norske Bank ASA     30,000    5.49         7/07/98       29,968
                        20,000    5.49         7/08/98       19,975

Edison Asset             8,400    5.55         7/06/98        8,392
Securitization, LLC     35,000    5.52         7/15/98       34,919
                        20,000    5.53         7/16/98       19,951
                        25,000    5.52         7/29/98       24,888
                        18,000    5.52         8/24/98       17,846
                        15,000    5.52         8/28/98       14,862
                        18,246    5.52         8/31/98       18,068
                        30,000    5.53         9/04/98       29,692

Eureka                   9,000    5.51         7/13/98        8,982
Securitization Inc.     20,000    5.53         7/14/98       19,957
                        25,000    5.52         7/31/98       24,881
                        15,000    5.52         8/20/98       14,881
                        25,000    5.52         8/27/98       24,774

Falcon Asset            26,000    5.55         8/21/98       25,792
Securitization Corp.

Finova Capital Corp.    20,000    5.50         7/09/98       19,972




Merrill Lynch Ready Assets Trust
June 30, 1998




SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)

                        Face      Interest    Maturity      Value
Issue                  Amount      Rate*        Date      (Note 1a)

Commercial Paper (continued)

Finova Capital Corp.  $ 15,000    5.50  %      7/13/98    $  14,970
(concluded)             15,000    5.53         7/16/98       14,963
                        25,000    5.50         8/04/98       24,865
                        17,000    5.53         8/05/98       16,906
                        25,000    5.52         8/24/98       24,786
                        10,000    5.53         8/24/98        9,914
                        20,400    5.55         9/21/98       20,136
                        10,000    5.55         9/23/98        9,868
                        17,600    5.53        10/23/98       17,287

Ford Credit Europe      25,000    5.52         7/03/98       24,988
PLC                     25,000    5.50         7/10/98       24,961

General Electric        20,000    5.47         3/09/99       19,227
Capital Corp.

Greenwich Funding       15,000    5.50         7/15/98       14,965
Corporation             19,200    5.49         7/17/98       19,150
                        20,000    5.53         9/15/98       19,760
                        20,000    5.54         9/21/98       19,742
                        20,288    5.55         9/25/98       20,013
                        36,167    5.56         9/25/98       35,678

International           17,407    5.53         8/17/98       17,277
Securitization          20,000    5.52         8/25/98       19,826
Corporation

Lehman Brothers         25,000    5.55         7/06/98       24,977
Holdings, Inc.          40,600    5.50         7/07/98       40,556
                        35,000    5.52         7/14/98       34,924
                        30,000    5.52         7/15/98       29,931
                        20,000    5.52         7/22/98       19,932
                        40,000    5.57         8/17/98       39,701
                        30,000    5.54         9/16/98       29,636
                        25,000    5.54         9/22/98       24,673
                        25,000    5.54         9/23/98       24,669
                        20,000    5.65        10/16/98       20,000
                        55,000    5.54        12/21/98       53,522

Lexington Parker        22,497    5.53         7/10/98       22,463
Capital Co. LLC         20,000    5.54         7/16/98       19,951
                        39,739    5.49         7/21/98       39,610
                        11,000    5.53         7/24/98       10,959
                        20,000    5.52         7/28/98       19,914
                        20,000    5.52         8/18/98       19,848
                        20,000    5.52         8/26/98       19,823
                        33,414    5.52         9/01/98       33,087
                        20,000    5.52         9/04/98       19,795
                        11,135    5.52         9/11/98       11,009

Monsanto Company        41,920    5.52         8/07/98       41,676

Mont Blanc Capital      20,000    5.54         7/16/98       19,951
Corp.                   35,000    5.52         8/07/98       34,796
                        15,000    5.56         9/04/98       14,846

Monte Rosa Capital      25,000    5.54         7/30/98       24,885
Corp.                   20,000    5.58         8/27/98       19,820
                        20,000    5.53         9/02/98       19,801
                        25,000    5.55         9/16/98       24,697

Morgan Stanley          10,400    5.616        2/08/99       10,400
Dean Witter



Merrill Lynch Ready Assets Trust
June 30, 1998




SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)

                        Face      Interest    Maturity      Value
Issue                  Amount      Rate*        Date      (Note 1a)

Commercial Paper (concluded)

Newell Co.            $ 20,000    5.53  %      7/06/98    $  19,982

Old Line Funding        10,000    5.54         7/01/98        9,998
Corp.                   20,000    5.52         7/02/98       19,994
                        10,347    5.53         7/02/98       10,344
                         8,375    5.54         7/07/98        8,366
                        20,000    5.54         7/24/98       19,926

Park Avenue             20,000    5.54         7/10/98       19,969
Receivables Corp.       15,796    5.55         7/10/98       15,772
                        22,455    5.52         7/14/98       22,407
                        28,614    5.54         7/22/98       28,517
                        25,000    5.53         8/11/98       24,839

Republic Industries     10,000    5.52         7/08/98        9,988
Funding Corp.

Rexam PLC               25,000    5.53         7/22/98       24,915

Riverwoods Funding      30,000    5.48         7/09/98       29,958
Corp.                   20,000    5.52         7/24/98       19,926

Salomon Smith           35,000    5.48         7/17/98       34,908
Barney Holdings Inc.    30,000    5.52         8/06/98       29,829
                        25,000    5.47         2/17/99       24,107

Societe                 25,000    5.48         7/07/98       24,973
Generale N.A

Svenska                 30,000    5.52         7/13/98       29,940
Handelsbanken, Inc.

Three Rivers            20,284    5.50         7/17/98       20,231
Funding Corp.

Transamerica            10,000    5.52         7/29/98        9,955
Finance Corp.

Twin Towers Inc.        85,000    5.49         7/13/98       84,830
                        12,250    5.53         7/27/98       12,199

Vattenfall Treasury     20,000    5.54         7/06/98       19,982
Inc.

WCP Funding Inc.        25,000    5.50         7/16/98       24,938
                        15,000    5.52         8/27/98       14,865

Windmill Funding        40,000    6.30         7/01/98       39,993
Corp.                   25,000    5.49         7/09/98       24,965
                         9,805    5.50         7/13/98        9,785
                        12,283    5.52         7/15/98       12,255
                         5,000    5.50         7/17/98        4,987
                        40,000    5.54         7/17/98       39,895
                         5,578    5.54         7/20/98        5,561
                        11,813    5.54         7/24/98       11,769
                        35,000    5.52         8/13/98       34,763

Total Commercial Paper
(Cost--$2,854,826 )                                       2,854,676




Merrill Lynch Ready Assets Trust
June 30, 1998




SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)

                        Face      Interest    Maturity      Value
Issue                  Amount      Rate*        Date      (Note 1a)

Corporate Notes--9.8%

Abbey National        $ 20,000    5.50  %      2/05/99    $  19,962
Treasury Services       35,000    5.536        2/17/99       34,987
PLC                     25,000    5.72         6/11/99       24,978

CIT Group               15,000    6.35         7/31/98       15,005
Holdings, Inc.          14,500    5.58         8/17/98       14,498
                        36,200    5.59         9/30/98       36,192
                        18,000    5.57         3/22/99       17,994
                        20,000    5.55         5/24/99       19,988
                        25,000    5.54         6/28/99       24,980

Chase Manhattan          4,931    5.549        3/12/99        4,929
Auto Owner
Trust 1998-A

Chase Manhattan         37,800    5.598        3/25/99       37,781
Corp.

Credit Suisse           15,000    5.58         4/20/99       15,000
First Boston Inc.

Ford Credit Auto        15,258    5.545        2/16/99       15,229
Owner Trust 1998-A

General Electric        23,000    5.57         6/03/99       22,990
Capital Corp.           20,000    5.553        6/04/99       19,989

General Motors          20,000    5.58         7/06/99       19,990
Acceptance Corp.        20,000    5.75         7/06/99       19,991
                        21,000    5.721        2/27/01       20,978

Goldman Sachs           10,000    5.68         3/26/99       10,002
Group L.P.              16,000    5.656        7/13/99       16,002

IBM Credit Corp.        10,000    5.868        8/13/98       10,001
                        70,000    5.635       11/23/98       69,988

LABS Trust--            46,312    5.656++     12/28/98       46,312
Series 1996-4
Senior Notes

LABS Trust--            34,286    5.656++     10/21/98       34,285
Series 1997-6
Senior Notes

LABS Trust--            28,506    5.656++     12/22/98       28,506
Series 1997-7
Senior Notes

Morgan Stanley          50,000    5.616        9/14/98       50,000
Dean Witter             13,000    5.606        1/15/99       13,000

Premier Auto             7,768    5.545       11/06/98        7,763
Trust 1998-1

Premier Auto            25,449    5.62         2/08/99       25,449
Trust 1998-3

Total Corporate Notes
(Cost--$696,871)                                            696,769



Merrill Lynch Ready Assets Trust
June 30, 1998



SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)

                        Face      Interest    Maturity      Value
Issue                  Amount      Rate*        Date      (Note 1a)

Funding Agreements--1.1%

Jackson National      $ 80,000    5.672++%     5/03/99     $ 80,000
Life Insurance Co.

Total Funding Agreements (Cost--$80,000)                     80,000


Master Notes--4.2%

Goldman Sachs           75,000    5.596++      1/20/99       75,000
Group, L.P.             75,000    5.652++      1/20/99       75,000
                       150,000    5.596++      2/22/99      150,000

Total Master Notes (Cost--$300,000)                         300,000


Time Deposits--0.4%

Barclays Bank PLC       29,542    6.00         7/01/98       29,542

Total Time Deposits (Cost--$29,542)                          29,542


US Government, Agency & Instrumentality
Obligations--Discount--3.5%

Federal National        40,000    5.35         7/10/98       39,940
Mortgage                15,000    5.36         9/08/98       14,841
Association             15,000    5.36        10/13/98       14,762
                        13,000    5.36        10/16/98       12,788
                        20,000    5.31        10/21/98       19,659
                        30,000    5.33        10/27/98       29,462
                         3,000    5.22         2/26/99        2,893
                        21,875    5.20         3/04/99       21,077
                        29,000    5.25         3/22/99       27,864

US Treasury Bills       30,000    4.96        10/01/98       29,613
                        35,000    5.03        10/15/98       34,478

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$247,442)                      247,377


US Government, Agency & Instrumentality
Obligations--Non-Discount--14.2%

Federal Home Loan       20,000    5.578++      3/26/99       19,993
Banks                  100,000    5.557++      4/01/99       99,962
                        20,000    5.99         8/11/99       19,998
                        10,000    5.67         1/20/00        9,984
                        20,000    5.855        1/20/00       19,986
                        15,000    5.77         1/27/00       14,981
                        10,000    5.75         1/28/00        9,985
                        20,000    5.75         3/02/00       19,962
                        10,000    5.75         3/16/00        9,981




Merrill Lynch Ready Assets Trust
June 30, 1998



SCHEDULE OF INVESTMENTS (concluded)                  (in Thousands)

                        Face      Interest    Maturity      Value
Issue                  Amount      Rate*        Date      (Note 1a)

US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Federal Home Loan     $ 10,000    5.865  %     3/17/00    $   9,991
Banks (concluded)

Federal Home            10,000    5.72         7/07/98       10,000
Loan Mortgage           30,000    5.685        8/21/98       30,000
Corp.                   40,000    5.605        3/12/99       40,004
                        10,000    5.88         4/07/00        9,989
                        25,000    5.875        5/19/00       25,008

Federal National        15,000    5.32         7/01/98       15,000
Mortgage                25,000    5.68         7/31/98       24,999
Association             10,000    5.37         8/12/98        9,996
                        20,000    5.68        10/23/98       20,002
                        14,930    5.40        12/30/98       14,911
                        50,000    5.512++      1/21/99       49,986
                        10,000    5.40         2/02/99        9,988
                        10,000    5.38         2/12/99        9,986
                        75,000    5.512++      3/03/99       74,979
                        25,000    5.592++      4/09/99       24,990
                        40,000    5.328++      7/14/99       39,930
                        15,000    5.95         8/05/99       14,997
                         8,900    5.88         8/10/99        8,897
                        20,000    5.60         1/12/00       19,964

Student Loan             7,500    5.60         8/11/98        7,499
Marketing               35,000    5.602++     11/25/98       34,996
Association             15,000    5.80        12/18/98       15,011
                        15,000    5.40         2/10/99       14,981
                        15,000    4.50         8/02/99       14,817
                        55,000    5.522++      1/12/00       54,984
                        50,000    5.547++      2/02/00       49,981
                        42,000    5.567++      2/04/00       41,984

US Treasury Notes        6,450    4.75         9/30/98        6,442
                        40,000    6.375        1/15/99       40,200
                        15,000    6.375        7/15/99       15,127
                         5,000    5.625       12/31/99        5,005
                         5,000    5.375        1/31/00        4,991
                        10,000    5.50         5/31/00        9,994

Total US Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$1,004,507)              1,004,461

Total Investments (Cost--$7,143,275)--100.7%              7,142,442

Liabilities in Excess of Other Assets--(0.7%)               (52,178)
                                                         ----------
Net Assets--100.0%                                       $7,090,264
                                                         ==========


[FN]
 *Commercial Paper and certain US Government, Agency & Instrumentality
  Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes;
  interest rates shown are the rates in effect at June 30, 1998.
++Variable Rate Notes.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust
June 30, 1998


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of June 30, 1998
Assets:             Investments, at value (identified cost--$7,143,274,558*)
                    (Note 1a)                                                                            $ 7,142,441,943
                    Receivables:
                      Interest                                                       $    61,283,327
                      Beneficial interest sold                                             1,352,515
                      Securities sold                                                        566,489          63,202,331
                                                                                     ---------------
                    Prepaid registration fees and other assets
                    (Note 1e)                                                                                    174,291
                                                                                                         ---------------
                    Total assets                                                                           7,205,818,565
                                                                                                         ---------------

Liabilities:        Payables:
                      Securities purchased                                                59,967,182
                      Beneficial interest redeemed                                        49,563,101
                      Investment adviser (Note 2)                                          2,229,954
                      Distributor (Note 2)                                                 1,529,869
                      Dividends to shareholders (Note 1f)                                        435         113,290,541
                                                                                     ---------------
                    Accrued expenses and other liabilities                                                     2,264,443
                                                                                                         ---------------
                    Total liabilities                                                                        115,554,984
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 7,090,263,581
                                                                                                         ===============

Net Assets          Shares of beneficial interest, $.10 par value, unlimited
Consist of:         number of shares authorized                                                          $   709,109,620
                    Paid-in capital in excess of par                                                       6,381,986,576
                    Unrealized depreciation on investments--net                                                 (832,615)
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on
                    7,091,096,196 shares of beneficial interest
                    outstanding                                                                          $ 7,090,263,581
                                                                                                         ===============


                   *Cost for Federal income tax purposes. As of June 30, 1998, net un-
                    realized depreciation for Federal income tax purposes amounted to
                    $832,615, of which $140,764 related to appreciated securities and
                    $973,379 related to depreciated securities.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 1998


FINANCIAL INFORMATION (continued)


Statement of Operations
                                                                                                For the Six Months Ended
                                                                                                           June 30, 1998
Investment Income   Interest and amortization of premium and discount earned                             $   205,175,239
(Note 1d):

Expenses:           Investment advisory fees (Note 2)                                $    12,751,570
                    Transfer agent fees (Note 2)                                           5,393,805
                    Distribution fees (Note 2)                                             4,071,205
                    Accounting services (Note 2)                                             184,810
                    Registration fees (Note 1e)                                              121,080
                    Printing and shareholder reports                                         108,288
                    Custodian fees                                                           108,253
                    Trustees' fees and expenses                                               82,089
                    Professional fees                                                         49,090
                    Interest expense                                                           8,875
                    Other                                                                     31,693
                                                                                     ---------------
                    Total expenses                                                                            22,910,758
                                                                                                         ---------------
                    Investment income--net                                                                   182,264,481
                                                                                                         ---------------

Realized &          Realized gain on investments--net                                                            229,125
Unrealized          Change in unrealized depreciation on investments--net                                       (703,633)
Gain (Loss) on                                                                                           ---------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                 $   181,789,973
(Note 1d):                                                                                               ===============

                    See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust
June 30, 1998



FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                       For the Six           For the
                                                                                       Months Ended         Year Ended
                                                                                         June 30,          December 31,
Increase (Decrease) in Net Assets:                                                         1998                1997
Operations:         Investment income--net                                           $   182,264,481     $   365,158,348
                    Realized gain on investments--net                                        229,125             175,283
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                        (703,633)            329,079
                                                                                     ---------------     ---------------
                    Net increase in net assets resulting from operations                 181,789,973         365,662,710
                                                                                     ---------------     ---------------

Dividends &         Investment income--net                                              (182,264,481)       (365,158,348)
Distributions to    Realized gain on investments--net                                       (229,125)           (175,283)
Shareholders
(Note 1f):          Net decrease in net assets resulting from dividends
                    and distributions to shareholders                                   (182,493,606)       (365,333,631)
                                                                                     ---------------     ---------------

Beneficial          Net proceeds from sale of shares                                   6,915,474,007      13,708,317,153
Interest            Net asset value of shares issued to shareholders
Transactions        in reinvestment of dividends and distributions (Note 1f)             181,749,729         363,840,858
(Note 3):                                                                            ---------------     ---------------
                                                                                       7,097,223,736      14,072,158,011
                                                                                     ---------------     ---------------
                    Cost of shares redeemed                                           (6,952,923,178)    (14,222,080,551)
                                                                                     ---------------     ---------------
                    Net increase (decrease) in net assets derived from
                    beneficial interest transactions                                     144,300,558       (149,922,540)
                                                                                     ---------------     ---------------

Net Assets:         Total increase (decrease) in net assets                              143,596,925       (149,593,461)
                    Beginning of period                                                6,946,666,656       7,096,260,117
                                                                                     ---------------     ---------------
                    End of period                                                    $ 7,090,263,581     $ 6,946,666,656
                                                                                     ===============     ===============


                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 1998



FINANCIAL INFORMATION (concluded)

Financial Highlights
                                                               For the
The following per share data and ratios have been derived    Six Months
from information provided in the financial statements.          Ended
                                                              June 30,           For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                         1998         1997        1996        1995        1994
Per Share           Net asset value, beginning of period     $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                        .0252       .0503       .0491       .0538        .0366
                    Realized and unrealized gain (loss)
                    on investments--net                          (.0001)      .0001      (.0003)      .0016       (.0012)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              .0251       .0504       .0488       .0554        .0354
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.0252)     (.0503)     (.0491)     (.0538)      (.0366)
                      Realized gain on investments--net              --++        --++    (.0001)     (.0001)          --++
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions            (.0252)     (.0503)     (.0492)     (.0539)      (.0366)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
                    Total investment return                       5.16%*      5.16%       5.05%       5.53%        3.73%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      .65%*        .65%        .64%        .67%         .65%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income and realized gain
                    on investments--net                          5.16%*       5.03%       4.88%       5.40%        3.67%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                           $7,090,264  $6,946,667  $7,096,260  $7,079,355   $6,240,997
                                                             ==========  ==========  ==========  ==========   ==========

                  ++Amount is less than $.0001 per share.
                   *Annualized.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 1998


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and a Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                     Rate

Not exceeding $500 million                                        0.500%
In excess of $500 million but not exceeding $1 billion            0.400
In excess of $1 billion but not exceeding $5 billion              0.350
In excess of $5 billion but not exceeding $10 billion             0.325
In excess of $10 billion but not exceeding $15 billion            0.300
In excess of $15 billion but not exceeding $20 billion            0.275
In excess of $20 billion                                          0.250



Merrill Lynch Ready Assets Trust
June 30, 1998


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Inc. ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of 0.125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFDS, PSI, PFD, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the six months ended June 30, 1998 and the year ended December 31, 1997 corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At December 31, 1997, the Trust had a net capital loss carryforward of approximately $71,000, all of which expires in 2005. This amount will be available to offset like amounts of any future taxable gains.




OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Terry K. Glenn, Executive Vice President
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210